Background and Business Activities	12 Months Ended
Dec. 31, 2019
BACKGROUND AND BUSINESS ACTIVITIES
Background and Business Activities

1.BACKGROUND AND BUSINESS ACTIVITIES

Enel Chile S.A. (hereinafter the “Parent Company” or the “Company”) and its subsidiaries comprise the Enel Chile Group (hereinafter the “Group”).

The Company is a publicly traded corporation with registered address and head office located at Avenida Santa Rosa, No. 76, in Santiago, Chile. Since April 13, 2016, the Company is registered in the securities register of the Financial Market Commission of Chile (“Comisión para el Mercado Financiero” or “CMF”, formerly the Chilean Superintendence of Securities and Insurance, “Superintendencia de Valores y Seguros” or “SVS”) and since March 31, 2016 is registered with the Securities and Exchange Commission of the United States of America. On April 21, 2016, the Company’s shares began trading on the Santiago Stock Exchange and the Electronic Stock Exchange. In addition, the Company’s common stock began trading in the United States in the form of American Depositary Shares on the New York Stock Exchange by way of “when-issued” trading from April 21, 2016 to April 26, 2017 and “regular-way” trading since April 27, 2016.

Enel Chile is a subsidiary of Enel S.p.A., an entity that directly and indirectly owns a 61.93% equity interest.

The Company was initially incorporated by public deed dated January 22, 2016 and came into legal existence on March 1, 2016 under the name of Enersis Chile S.A. The Company changed its name to Enel Chile S.A. effective October 4, 2016, the date its by-laws were amended in connection with the corporate reorganization of the Group. For tax purposes, the Company operates under Chilean tax identification number 76.536.353‑5.

As of December 31, 2019, the Group had 2,148 employees. During the fiscal year ended December 31, 2019, the Group averaged a total of 2,142 employees (see Note 37).

Enel Chile’s corporate purpose consists of exploring, developing, operating, generating, distributing, transporting, transforming and/or sale of energy in any of its forms or nature, directly or through other entities within Chile. Additionally, it is also engaged in investing and managing its investments in its subsidiaries and associates, whose activities include the generation, transmission, distribution or selling of electrical energy, or whose corporate purpose includes any of the following:

i)	Energy of any kind or form,

ii)	Supplying public services, or services whose main component is energy,

iii)	Telecommunications and information technology services, and

iv)	Internet-based intermediation business.